Note 17 - Financial Instruments (Details) - Accounts Receivable Aging (USD $)	Nov. 30, 2013	Nov. 30, 2012
Accounts Receivable Aging [Abstract]
Total accounts receivable	$ 1,475,745	$ 2,778
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	1,475,745	2,778
Not past due	1,473,097	2,778
Past due for more than 31 days but no more than 60 days	$ 2,648